Share-Based Compensation - Option awards to new incentive recipients (Details)	12 Months Ended
Dec. 31, 2023 shares
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of options granted	2,422,714
Employee share options | Employees
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of options granted	2,422,714
Employee share options | Employees | On 2069592 Share Options
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of options granted	2,069,592
Vesting percentage	25.00%
Employee share options | Employees | On 2833 Share Options | Options vesting on first, second and third anniversaries of vesting
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of options granted	2,833
Vesting percentage	33.00%
Employee share options | Employees | On 195881 Share Options | Vesting on each calendar month through 48th month
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of options granted	195,881
Vesting percentage	0.0208%
Employee share options | Employees | On 154408 Share Options | Options vesting on vesting commencement date and first, second and third anniversaries of the vesting commencement date
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of options granted	154,408
Employee share options | Employees | On 154408 Share Options | Options vesting on vesting commencement date
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting percentage	25.00%
Employee share options | Employees | On 154408 Share Options | Options vesting on first, second and third anniversaries of the vesting commencement date
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting percentage	25.00%